Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Summary of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
Compensation and related benefits	$15,077	$12,926
Other	14,257	11,850

Total accrued expenses and other current liabilities	$29,334	$24,776

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2023	2022
Compensation and related benefits	$12,926	$10,820
Other	11,850	9,929

Total accrued expenses and other current liabilities	$24,776	$20,749